Operating expenses - Disclosure of detailed information about operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Total staff costs	£ 3,120	£ 3,108	£ 2,906
Depreciation and amortisation
Amortisation of acquired intangible assets	258	279	294
Share of joint ventures' and associates' amortisation of acquired intangible assets		1	2
Amortisation of acquired intangible assets including joint ventures' and associates' share	258	280	296
Amortisation of internally developed intangible assets	364	330	309
Depreciation, property, plant and equipment	34	43	47
Depreciation of right-of-use assets	50	65	63
Pre-publication amortisation	77	76	72
Total depreciation and other amortisation	525	514	491
Total depreciation and amortisation (including amortisation of acquired intangibles)	783	794	787
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	3,300	3,216	3,045
Short-term and low value lease expenses	£ 16	£ 18	£ 19